New and Amended Standards and Interpretations - Additional Information (Detail)		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2018 USD ($) Aircraft	Dec. 31, 2017 USD ($) Aircraft
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Change in equity arising from application of IFRS 9 and IFRS 15		$ 199,549,000
Non controlling interests		(177,993,000)	$ (75,950,000)
Decrease in deferred tax asset		$ (1,396,000)
Number of aircraft | Aircraft		196	191
Property, Plant and Equipment Subject to Operating Leases [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Number of aircraft | Aircraft		54	55
IFRS Fifteen [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of entity plan application permitted		Jan. 01, 2018
Increase to frequent flyer deferred revenue	$ 192,925,000
IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of entity plan application permitted		Jan. 01, 2019
IFRS 16 [member] | Bottom of Range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase in pre-tax in assets and financial obligations		$ 900,000,000
Incremental rate		4.50%
IFRS 16 [member] | Top of Range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase in pre-tax in assets and financial obligations		$ 1,100,000,000
Incremental rate		6.00%
Increase (Decrease) Due to Application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Change in equity arising from application of IFRS 9 and IFRS 15		$ 199,765,000
Increase in air traffic liability	6,840,000	6,840,000
Increase to frequent flyer deferred revenue	$ 192,925,000
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Change in equity arising from application of IFRS 9 and IFRS 15		(216,000)
Impact of adopting IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Non controlling interests		57,958,000
IFRS9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Decrease in allowance of loss of loans and accounts receivable		216,000
Decrease in deferred tax asset		$ 71,000